Investment Objectives and Goals - COLORADO BONDSHARES A TAX EXEMPT FUND	Sep. 30, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Fund Summary
Objective [Heading]	Investment Objectives/Goals
Objective, Primary [Text Block]
Colorado BondShares — A Tax‑Exempt Fund (the “Fund”) is a diversified, open‑end mutual fund whose primary goal is to maximize income that is exempt from both federal and Colorado state income taxes while simultaneously preserving capital. The Fund also seeks opportunities for capital appreciation.